Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of changes in the carrying amount of goodwill
	As of December 31,
	2019	2020
	RMB’000	RMB’000
Beginning balance	276,905	302,158
Addition/(decrease) during the year (note 5)	25,253	(27,591)
Goodwill	302,158	274,567